First Trust Asia Pacific ex-Japan AlphaDEX Fund Investment Objectives and Goals - First Trust Asia Pacific ex-Japan AlphaDEX Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index (the “Index”).